UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-8291

                             ISI STRATEGY FUND, INC.
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 446-5600

                    Date of fiscal year end: October 31, 2006

          Date of reporting period: November 1, 2005 - January 31, 2006

Item 1. Schedule of Investments

ISI Strategy Fund, Inc.




SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                       JANUARY 31, 2006

                                                                                                               MARKET
SECURITY                                                                                       SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 75.64%
BASIC MATERIALS - 0.53%
FMC Corp. +                                                                                         2,100        $ 118,482
Nucor Corp.                                                                                         2,400          202,152
Owens-Illinois, Inc. +                                                                                100            2,199
Temple-Inland, Inc.                                                                                   200            9,380
Weyerhaeuser Co.                                                                                      350           24,416
                                                                                                          -----------------
                                                                                                                   356,629
                                                                                                          -----------------

BIOTECHNOLOGY - 2.14%
Albany Molecular Research, Inc. +                                                                   9,100          103,376
American Pharmaceutical Partners, Inc. +                                                              238            7,954
Amgen, Inc. +                                                                                       1,300           94,757
Arena Pharmaceuticals, Inc. +                                                                       5,400           91,638
Biogen Idec, Inc. +                                                                                 1,000           44,750
Caremark Rx, Inc. +                                                                                 6,431          317,048
Genentech, Inc. +                                                                                   1,800          154,656
Genzyme Corp. +                                                                                     5,000          354,700
Immucor, Inc. +                                                                                     3,500          105,175
Momenta Pharmaceuticals, Inc. +                                                                       100            2,040
Onyx Pharmaceuticals, Inc. +                                                                          100            2,809
Regeneron Pharmaceuticals, Inc. +                                                                   2,600           39,598
Serologicals Corp. +                                                                                5,100          114,036
Zymogenetics, Inc. +                                                                                  500           11,155
                                                                                                          -----------------
                                                                                                                 1,443,692
                                                                                                          -----------------

BUSINESS SERVICES - 3.31%
Alderwoods Group, Inc. +                                                                            4,004           69,189
Allied Waste Industries, Inc. +                                                                     5,600           50,904
CCC Information Services Group +                                                                      548           14,506
Cendant Corp.                                                                                       5,190           86,881
CheckFree Corp. +                                                                                   5,000          259,100
Computer Sciences Corp. +                                                                           5,000          253,500
Expedia, Inc. +                                                                                     2,543           66,169
First Data Corp.                                                                                    5,000          225,500
Getty Images, Inc. +                                                                                1,000           81,650
IMS Health, Inc.                                                                                    5,000          123,000
Interpublic Group of Cos., Inc. +                                                                   1,900           19,190
Laidlaw International, Inc.                                                                         5,000          136,000
Landauer, Inc.                                                                                        700           32,732
Regis Corp.                                                                                         4,211          163,176
Rent-A-Center, Inc. +                                                                               6,000          123,000
ServiceMaster Co.                                                                                   1,100           14,234
United Rentals, Inc. +                                                                             10,023          293,774
VCA Antech, Inc. +                                                                                  5,400          149,418
Waste Management, Inc.                                                                              2,026           63,981
Weight Watchers International, Inc. +                                                                 160            7,526
                                                                                                          -----------------
                                                                                                                 2,233,430
                                                                                                          -----------------

CAPITAL GOODS - 5.54%
AGCO Corp. +                                                                                        3,100         $ 55,831
American Standard Cos., Inc.                                                                        2,900          104,400
Applied Films Corp. +                                                                               2,000           44,940
Boeing Co.                                                                                          2,730          186,486
Caterpillar, Inc.                                                                                   3,220          218,638
Clarcor, Inc.                                                                                         200            6,816
Cree, Inc. +                                                                                        5,000          130,650
Deere & Co.                                                                                           200           14,352
Emerson Electric Co.                                                                                2,460          190,527
General Electric Co.                                                                               20,614          675,108
Harsco Corp.                                                                                           97            7,684
Illinois Tool Works, Inc.                                                                           2,690          226,740
Johnson Controls, Inc.                                                                              1,220           84,473
Kennametal, Inc.                                                                                    1,600           93,600
Manitowoc Co.                                                                                       5,000          332,500
Orbital Sciences Corp. +                                                                            8,300          107,070
Pitney Bowes, Inc.                                                                                    429           18,335
Raytheon Co.                                                                                          200            8,194
Reliance Steel & Aluminum Co.                                                                       2,000          159,000
RTI International Metals, Inc. +                                                                    2,000           90,500
Schnitzer Steel Industries, Inc.                                                                    2,800           93,632
Solectron Corp. +                                                                                   4,100           15,662
Spectrum Brands, Inc. +                                                                             2,400           45,384
Terex Corp. +                                                                                       2,700          190,350
Textron, Inc.                                                                                         200           16,892
Titanium Metals Corp. +                                                                             4,200          317,898
Tredegar Corp.                                                                                      5,500           82,115
United Stationers, Inc. +                                                                             600           30,018
URS Corp. +                                                                                         1,430           61,175
Vishay Intertechnology, Inc. +                                                                      5,000           79,150
Wabash National Corp.                                                                               2,000           42,660
                                                                                                          -----------------
                                                                                                                 3,730,780
                                                                                                          -----------------

CONSUMER CYCLICALS - 1.03%
Brunswick Corp.                                                                                       271           10,187
Centex Corp.                                                                                          400           28,556
D.R. Horton, Inc.                                                                                   1,166           43,515
Ford Motor Co.                                                                                     10,800           92,664
General Motors Corp.                                                                                2,545           61,233
Genuine Parts Co.                                                                                   1,450           61,669
Goodyear Tire & Rubber Co. +                                                                        1,400           21,896
Harley-Davidson, Inc.                                                                                 300           16,059
Liz Claiborne, Inc.                                                                                 1,600           55,552
McGraw-Hill Cos., Inc.                                                                                600           30,624
Meredith Corp.                                                                                        100            5,476
News Corp. Ltd. - Class A                                                                          10,404          163,967
Scholastic Corp. +                                                                                    600           18,030
Scripps (E.W.) Co. - Class A                                                                          100            4,834
Viacom, Inc. - Class B                                                                                933           38,701
Whirlpool Corp.                                                                                       600           48,408
                                                                                                          -----------------
                                                                                                                   701,371
                                                                                                          -----------------

CONSUMER STAPLES - 7.19%
Altria Group, Inc.                                                                                  2,171        $ 157,050
American Tower Corp. - Class A +                                                                    3,321          102,752
AmerisourceBergen Corp.                                                                            10,000          436,400
Anheuser-Busch Cos., Inc.                                                                           3,202          132,691
Aramark Corp. - Class B                                                                             5,637          150,226
Brinker International, Inc.                                                                         5,000          203,500
Bunge Ltd.                                                                                          4,276          252,113
Cardinal Health, Inc.                                                                               5,815          418,913
CBS Corp., Class B                                                                                    933           24,379
Clear Channel Communications, Inc.                                                                     85            2,488
Coca-Cola Co.                                                                                       5,612          232,225
ConAgra Foods, Inc.                                                                                   469            9,722
Dean Foods Co. +                                                                                    5,000          189,650
Eastman Kodak Co.                                                                                   5,570          139,807
EchoStar Communications Corp. - Class A                                                             5,000          138,000
Entercom Communications Corp. +                                                                       260            7,849
Fortune Brands, Inc.                                                                                   38            2,848
IAC/InterActiveCorp. +                                                                              2,543           73,798
Kimberly-Clark Corp.                                                                                2,514          143,600
Liberty Global, Inc. - Class A +                                                                    6,533          139,806
Liberty Media Corp. - Class A +                                                                     7,580           63,369
Live Nation, Inc. +                                                                                    10              177
Loews Corp. - Carolina Group                                                                        3,500          161,420
McDonald's Corp.                                                                                   10,000          350,100
McKesson Corp.                                                                                      4,700          249,100
PepsiCo, Inc.                                                                                       2,711          155,015
Procter & Gamble Co.                                                                                7,644          452,754
Reynolds American, Inc.                                                                               100           10,113
Sara Lee Corp.                                                                                        300            5,484
Sirius Satellite Radio, Inc. +                                                                      1,900           10,773
SUPERVALU, Inc.                                                                                     5,000          159,650
Time Warner, Inc.                                                                                  11,036          193,461
TreeHouse Foods, Inc. +                                                                             1,000           19,650
Univision Communications, Inc. - Class A +                                                          1,402           44,640
Yum! Brands, Inc.                                                                                     180            8,905
                                                                                                          -----------------
                                                                                                                 4,842,428
                                                                                                          -----------------

ENERGY - 8.15%
Chesapeake Energy Corp.                                                                             5,200          182,208
Chevron Corp.                                                                                      11,128          660,781
ConocoPhillips                                                                                      8,650          559,655
Denbury Resources, Inc. +                                                                           4,000          119,080
Devon Energy Corp.                                                                                  4,624          315,403
Exxon Mobil Corp.                                                                                  20,363        1,277,778
Forest Oil Corp. +                                                                                  3,500          180,250
Global Power Equipment Group, Inc. +                                                                2,200           10,428
Lone Star Technologies +                                                                            4,900          278,810
Marathon Oil Corp.                                                                                  4,500          345,915
PetroHawk Energy Corp. +                                                                            3,900           62,400
Sunoco, Inc.                                                                                        3,026          288,075
Swift Energy Co. +                                                                                  2,000           98,840
Valero Energy Corp.                                                                                15,850          989,516
Veritas DGC, Inc. +                                                                                   300           13,518
XTO Energy, Inc                                                                                     2,200          107,976
                                                                                                          -----------------
                                                                                                                 5,490,633
                                                                                                          -----------------

FINANCE - 18.33%
Affiliated Managers Group +                                                                         2,600        $ 241,280
AMBAC Financial Group, Inc.                                                                           250           19,203
American Equity Investment Life Holding Co.                                                         2,261           31,767
American Express Co.                                                                                1,825           95,721
American Home Mortgage Investment Corp.                                                             5,000          143,000
American International Group, Inc.                                                                 10,500          687,330
AmeriCredit Corp. +                                                                                 5,000          143,800
Ameriprise Financial, Inc.                                                                            365           14,852
Anworth Mortgage Asset Corp.                                                                       14,967          123,029
Arthur J. Gallagher & Co.                                                                             200            5,832
Associated Banc Corp.                                                                                 181            6,125
Assurant, Inc.                                                                                      2,100           96,432
Bank of America Corp.                                                                               4,723          208,891
Bank of New York Co., Inc.                                                                            670           21,313
BB&T Corp.                                                                                          6,391          249,505
Bear Stearns Cos., Inc.                                                                               220           27,821
BlackRock, Inc., Class A                                                                            2,600          345,280
Boston Properties, Inc.                                                                             5,100          399,126
Brown & Brown, Inc.                                                                                 2,300           66,079
Capital One Financial Corp.                                                                           150           12,495
Charles Schwab Corp.                                                                               14,100          208,539
Chicago Mercantile Exchange Holdings, Inc.                                                          1,000          423,250
Citigroup, Inc.                                                                                    12,702          591,659
City National Corp.                                                                                   100            7,497
Colonial BancGroup, Inc.                                                                            5,000          124,500
Comerica, Inc.                                                                                        250           13,868
Commerce Bancorp, Inc.                                                                              4,540          151,818
Commerce Bancshares, Inc.                                                                             144            7,279
Compass Bancshares, Inc.                                                                            5,000          243,600
Conseco, Inc. +                                                                                     1,700           41,429
Covanta Holding Corp. +                                                                             5,023           86,898
Eaton Vance Corp.                                                                                   3,700          106,634
Equity Office Properties Trust                                                                        344           10,946
Equity Residential                                                                                    200            8,482
Fannie Mae                                                                                          2,652          153,657
Federated Investors, Inc., Class B                                                                  1,000           38,610
Fidelity National Financial, Inc.                                                                     520           20,524
Fidelity National Title Group, Inc. - Class A                                                          91            2,219
First American Corp.                                                                                2,500          117,050
First Horizon National Corp.                                                                          100            3,787
Franklin Resources, Inc.                                                                            1,300          128,050
Genworth Financial, Inc.                                                                            7,200          235,872
Golden West Financial Corp.                                                                         2,600          183,612
Goldman Sachs Group, Inc.                                                                           5,000          706,250
Health Care Property Investors, Inc.                                                                  200            5,550
Host Marriott Corp.                                                                                 5,200          103,740
Irwin Financial Corp.                                                                               3,645           78,076
iStar Financial, Inc.                                                                                 100            3,589
JPMorgan Chase & Co.                                                                                3,580          142,305
Kimco Realty Corp.                                                                                  6,900          242,121
Legg Mason, Inc.                                                                                    2,300          298,310
Lehman Brothers Holdings, Inc.                                                                      5,400          758,430
Liberty Property Trust                                                                                100            4,526
M & T Bank Corp.                                                                                    2,512          272,050
MBIA, Inc.                                                                                            150            9,234
Mellon Financial Corp.                                                                                210            7,407
Mercantile Bankshares Corp.                                                                           150            5,693
Merrill Lynch & Co., Inc.                                                                           6,120          459,428
Moody's Corp.                                                                                       6,974          441,594
Morgan Stanley                                                                                      2,481          152,457
National City Corp.                                                                                 2,700           92,286
North Fork Bancorp., Inc.                                                                             579           14,892
Northern Trust Corp.                                                                                  300           15,663
Old Republic International Corp.                                                                      187            4,011
PMI Group, Inc.                                                                                     2,900          125,367


PNC Financial Services Group, Inc.                                                                    460         $ 29,836
Progressive Corp.                                                                                   1,600          168,064
ProLogis                                                                                            5,000          256,100
Public Storage, Inc.                                                                                  186           13,498
Radian Group, Inc.                                                                                    200           11,446
Regions Financial Corp.                                                                               546           18,116
SEI Investments Co.                                                                                 3,200          132,000
Simon Property Group, Inc.                                                                            100            8,284
SLM Corp.                                                                                           1,250           69,950
South Financial Group, Inc.                                                                         5,000          130,400
St. Paul Travelers Cos., Inc.                                                                         100            4,538
State Street Corp.                                                                                    300           18,138
Stewart Information Services Corp.                                                                  1,469           78,518
Student Loan Corp.                                                                                    810          177,390
SunTrust Banks, Inc.                                                                                2,602          185,913
T. Rowe Price Group, Inc.                                                                             100            7,643
TCF Financial Corp.                                                                                   200            4,998
TD Banknorth, Inc.                                                                                  7,400          214,452
Torchmark Corp.                                                                                       200           11,220
UCBH Holdings, Inc.                                                                                 2,500           43,375
UnionBanCal Corp.                                                                                     200           13,418
UnumProvident Corp.                                                                                23,038          468,363
US Bancorp                                                                                          2,473           73,967
Valley National Bancorp                                                                               477           11,171
Wachovia Corp.                                                                                      1,867          102,368
Washington Mutual, Inc.                                                                             3,284          138,979
Westamerica Bancorp.                                                                                  100            5,382
Wilmington Trust Corp.                                                                                200            8,300
WSFS Financial Corp.                                                                                2,350          148,403
Zions Bancorp.                                                                                        100            7,907
                                                                                                          -----------------
                                                                                                                12,353,777
                                                                                                          -----------------

HEALTH CARE - 7.87%
Abbott Laboratories                                                                                 4,335          187,055
Aetna, Inc.                                                                                         6,000          580,800
Allergan, Inc.                                                                                        210           24,444
Alpharma, Inc. - Class A                                                                            5,000          167,250
Bausch & Lomb, Inc.                                                                                   100            6,755
Baxter International, Inc.                                                                            500           18,425
Beckman Coulter, Inc.                                                                                 100            5,955
Becton Dickinson & Co.                                                                                200           12,960
Beverly Enterprises, Inc. +                                                                         1,500           18,315
Biomet, Inc.                                                                                          275           10,398
Bristol-Myers Squibb Co.                                                                            2,247           51,209
Cigna Corp.                                                                                         5,100          620,160
C.R. Bard, Inc.                                                                                       420           26,636
Dentsply International, Inc.                                                                          150            8,055
Edwards Lifesciences Corp. +                                                                          380           16,317
Eli Lilly & Co.                                                                                     2,396          135,662
Express Scripts, Inc. +                                                                             6,200          565,998
Guidant Corp.                                                                                       1,155           85,008
HCA, Inc.                                                                                           2,560          125,645
Health Net, Inc. +                                                                                  1,820           89,853
Henry Schein, Inc. +                                                                                  300           13,992
Hospira, Inc. +                                                                                     2,933          131,252
Humana, Inc. +                                                                                      1,800          100,386
Johnson & Johnson                                                                                   6,006          345,585
Manor Care, Inc.                                                                                      460           17,986
Medco Health Solutions, Inc.+                                                                       5,000          270,500
Medtronic, Inc.                                                                                     2,670          150,775
Merck & Co., Inc.                                                                                   1,843           63,583
Mylan Laboratories, Inc.                                                                              262            5,161
Pfizer, Inc.                                                                                       20,763          533,194


Renal Care Group, Inc. +                                                                              150          $ 7,116
Stryker Corp.                                                                                       2,600          129,740
UnitedHealth Group, Inc.                                                                           10,198          605,965
Watson Pharmaceuticals, Inc. +                                                                        100            3,309
Wyeth                                                                                               3,630          167,888
                                                                                                          -----------------
                                                                                                                 5,303,332
                                                                                                          -----------------

INFORMATION SERVICES - 1.78%
Alltel Corp.                                                                                        5,377          322,781
AT&T Corp.                                                                                          1,336           34,669
BellSouth Corp.                                                                                     5,680          163,414
Dobson Communications Corp. +                                                                         400            2,968
PowerwaveTechnologies, Inc. +                                                                       5,100           74,511
Sprint Nextel Corp.                                                                                16,827          385,170
Talk America Holdings, Inc. +                                                                       3,300           31,746
Verizon Communications, Inc.                                                                        5,888          186,414
                                                                                                          -----------------
                                                                                                                 1,201,673
                                                                                                          -----------------

INTERNET - 4.61%
Amazon.Com, Inc. +                                                                                  7,000          313,740
Cisco Systems, Inc. +                                                                              26,257          487,592
Citrix Systems, Inc. +                                                                              2,000           61,680
E*Trade Financial Corp. +                                                                          15,700          373,503
eBay, Inc. +                                                                                        6,840          294,804
Google, Inc. - Class A +                                                                            2,600        1,126,450
Juniper Networks, Inc. +                                                                            2,400           43,512
Qwest Communications International, Inc. +                                                         24,900          149,898
VeriSign, Inc. +                                                                                    1,400           33,250
Yahoo!, Inc. +                                                                                      6,420          220,463
                                                                                                          -----------------
                                                                                                                 3,104,892
                                                                                                          -----------------

RETAIL - 2.84%
American Eagle Outfitters                                                                           5,000          134,900
Autonation, Inc. +                                                                                    234            5,216
Bed Bath & Beyond, Inc. +                                                                             200            7,482
Best Buy Co., Inc.                                                                                    456           23,101
Circuit City Stores, Inc.                                                                           4,100          103,361
Costco Wholesale Corp.                                                                              2,860          142,685
CVS Corp.                                                                                             544           15,101
Dillard's, Inc. - Class A                                                                           4,671          120,979
Gap, Inc.                                                                                           1,912           34,588
Home Depot, Inc.                                                                                    1,520           61,636
Lowe's Cos., Inc.                                                                                   1,134           72,066
Office Depot, Inc. +                                                                                  100            3,315
RadioShack Corp.                                                                                      300            6,660
Saks, Inc. +                                                                                          380            7,338
Sears Holdings Corp. +                                                                              3,000          364,320
Target Corp.                                                                                        1,198           65,590
Urban Outfitters, Inc. +                                                                              700           19,117
Walgreen Co.                                                                                        1,525           66,002
Wal-Mart Stores, Inc.                                                                              14,266          657,805
                                                                                                          -----------------
                                                                                                                 1,911,262
                                                                                                          -----------------

TECHNOLOGY - 6.74%
ACCO Brands, Corp. +                                                                                    8              198
Agilent Technologies, Inc. +                                                                        5,105          173,111
Analog Devices, Inc.                                                                                1,100           43,747
Apple Computer, Inc. +                                                                             10,000          755,100
Applied Materials, Inc.                                                                             3,630           69,152
Autodesk, Inc. +                                                                                    7,200          292,248
Broadcom Corp., Class A +                                                                           1,300           88,660
Compuware Corp. +                                                                                   3,100           25,544
Dell, Inc. +                                                                                        4,691          137,493


Discovery Holding Co. - Class A +                                                                     758         $ 11,491
Ditech Communications Corp. +                                                                       3,400           30,974
Harris Corp.                                                                                       10,000          464,300
IBM                                                                                                 3,422          278,209
Integrated Device Technology, Inc. +                                                                  273            3,792
Intel Corp.                                                                                        14,274          303,608
KLA-Tencor Corp.                                                                                      200           10,396
Komag, Inc. +                                                                                       2,300          108,238
Linear Technology Corp.                                                                             1,361           50,643
Microsoft Corp.                                                                                    30,146          848,610
Oracle Corp. +                                                                                      5,181           65,125
Photronics, Inc. +                                                                                    100            1,804
Qualcomm, Inc.                                                                                      4,688          224,836
Seagate Technology                                                                                 10,000          260,800
Symantec Corp. +                                                                                    4,001           73,538
Texas Instruments, Inc.                                                                             5,615          164,126
Xerox Corp. +                                                                                       1,745           24,971
Xilinx, Inc.                                                                                        1,000           28,160
                                                                                                          -----------------
                                                                                                                 4,538,874
                                                                                                          -----------------

TRANSPORTATION - 3.73%
AMR Corp. +                                                                                         1,300           29,510
Burlington Northern Santa Fe Corp.                                                                  2,900          232,348
CH Robinson Worldwide, Inc.                                                                         3,800          153,748
CNF, Inc.                                                                                           5,000          256,250
CSX Corp.                                                                                           5,000          267,650
Expeditors International of Washington, Inc.                                                        1,200           88,248
FedEx Corp.                                                                                         3,400          343,910
General Maritime Corp.                                                                              3,700          138,898
JB Hunt Transport Services, Inc.                                                                    5,600          133,280
Royal Carribean Cruises, Ltd.                                                                       1,900           77,710
Ryder Systems, Inc.                                                                                 1,139           50,913
Southwest Airlines Co.                                                                             17,400          286,404
Union Pacific Corp.                                                                                   400           35,384
United Parcel Service, Inc. - Class B                                                               4,600          344,586
World Air Holdings, Inc. +                                                                          8,200           71,832
                                                                                                          -----------------
                                                                                                                 2,510,671
                                                                                                          -----------------

UTILITIES - 1.85%
AES Corp. +                                                                                         5,000           85,200
Allegheny Energy, Inc. +                                                                            7,200          250,488
American Electric Power Co., Inc.                                                                   1,250           46,650
CMS Energy Corp. +                                                                                  4,060           58,748
PPL Corp.                                                                                             186            5,604
TXU Corp.                                                                                          15,774          798,795
                                                                                                          -----------------
                                                                                                                 1,245,485
                                                                                                          -----------------
TOTAL COMMON STOCK                                                                                              50,968,929
      (COST $39,272,924)                                                                                  -----------------

                                                                     INTEREST    MATURITY        PAR           MARKET
                                                                       RATE        DATE         VALUE           VALUE
---------------------------------------------------------------------------------------------------------------------------

US TREASURY SECURITIES - 20.52%
US Treasury Bond                                                      9.250%     2/15/16      $ 1,000,000      $ 1,372,344
US Treasury Bond                                                      8.750%     5/15/17        1,500,000        2,037,891
US Treasury Note                                                      1.500%     3/31/06          250,000          248,867
US Treasury Note                                                      2.750%     6/30/06        1,500,000        1,489,453
US Treasury Note                                                      5.500%     5/15/09          250,000          257,734
US Treasury Note                                                      4.250%     8/15/13        1,000,000          981,875
US Treasury Note                                                      4.750%     5/15/14        3,000,000        3,043,125
US Treasury Note                                                      4.250%     8/15/14        3,000,000        2,938,594
US Treasury Note                                                      4.125%     5/15/15        1,500,000        1,453,594
                                                                                                          -----------------

           TOTAL US TREASURY SECURITIES
                  (COST $13,700,905)                                                                            13,823,477
                                                                                                          -----------------

REPURCHASE AGREEMENT - 3.24%
           JPMORGAN CHASE BANK, N.A.
                         Dated 1/31/06, 3.100%, principal and interest in the amount of $2,186,188 due 2/1/06, collaterized by US Treasury Bond, par value of $1,710,000
                         due 2/15/23 with a value of $2,232,594                                                  2,186,000
                                                                                                          -----------------

           TOTAL REPURCHASE AGREEMENT
                  (COST $2,186,000)                                                                              2,186,000

                                                                                                          -----------------
TOTAL INVESTMENTS IN SECURITIES - 99.40%
                  (COST $55,159,829)*                                                                           66,978,406
OTHER ASSETS IN EXCESS OF LIABILITIES - .60%                                                                       401,942
                                                                                                          -----------------
NET ASSETS - 100.00%                                                                                          $ 67,380,348
                                                                                                          =================


---------------------------------------------------------------------------------------------------------------------------

+    Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

            Gross Unrealized Appreciation                           $12,881,753
            Gross Unrealized Depreciation                           (1,063,176)
                                                                    -----------
            Net Unrealized Appreciation (Depreciation)              $11,818,577
                                                                    ===========

Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


ISI STRATEGY FUND, INC.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:   3/17/06
        __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:   3/17/06
        __________________________


By:      /s/ Stephen V. Killorin
         __________________________
         Stephen V. Killorin, Treasurer

Date:   3/17/06
        __________________________